Fair Value Measurements - (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Feb. 28, 2025	Dec. 31, 2024
Derivatives, Fair Value [Line Items]
Fair value of derivatives, current	$ 646		$ 0
Fair value of derivatives, non-current	1,615		$ 0
Swap Transaction [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Notional amount	$ 87,860
Derivative fixed rate	4.12%
Fair value of derivatives	$ 2,261
Fair value of derivatives, current	646
Fair value of derivatives, non-current	$ 1,615
Swap Transaction [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Notional amount		$ 87,860
Derivative fixed rate		412.00%